Global Fixed Income Opportunities Fund
Global Fixed Income Opportunities Fund

December 22, 2015

Supplement

SUPPLEMENT DATED DECEMBER 22, 2015 TO THE PROSPECTUS OF
Morgan Stanley Global Fixed Income Opportunities Fund, dated April 30, 2015
(the "Fund")

The total expense ratio cap of Class C shares of the Fund has been decreased, effective January 4, 2016. Accordingly, effective January 4, 2016, the Prospectus is hereby amended as follows:

The Fund's Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Global Fixed Income Opportunities Fund Class C
Advisory Fee	0.32%
Distribution and/or Shareholder Service (12b-1) Fee	1.00%
Other Expenses	0.62%
Total Annual Fund Operating Expenses	1.94%	[1]
Fee Waiver and/or Expense Reimbursement	0.24%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.70%	[1]
[1]	The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.70% for Class C. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The Example information under the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares:
Expense Example	1 Year	3 Years
Global Fixed Income Opportunities Fund | Class C | USD ($)	273	536

If You HELD Your Shares:
Expense Example No Redemption	1 Year	3 Years
Global Fixed Income Opportunities Fund | Class C | USD ($)	173	536

The third footnote following the Fund's Example information under the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

(3) The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.70% for Class C. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

DINCSPT-1215